American Funds Mortgage Fund®
Investment portfolio
May 31, 2022
unaudited
Bonds, notes & other debt instruments 94.35% Mortgage-backed obligations 73.56% Federal agency mortgage-backed obligations 68.94%	Principal amount (000)	Value (000)
Fannie Mae Pool #AZ0554 3.50% 2030[1]	USD63	$63
Fannie Mae Pool #AY1948 3.50% 2030[1]	51	51
Fannie Mae Pool #MA1640 2.50% 2033[1]	856	804
Fannie Mae Pool #BJ4876 3.00% 2033[1]	414	411
Fannie Mae Pool #AU7556 3.00% 2033[1]	336	319
Fannie Mae Pool #BJ4856 3.00% 2033[1]	112	112
Fannie Mae Pool #BM3919 3.00% 2033[1]	11	11
Fannie Mae Pool #BJ9000 3.50% 2033[1]	99	100
Fannie Mae Pool #CA2106 3.50% 2033[1]	17	17
Fannie Mae Pool #695412 5.00% 2033[1]	3	4
Fannie Mae Pool #BO6247 2.50% 2034[1]	5,456	5,316
Fannie Mae Pool #AD3566 5.00% 2035[1]	38	39
Fannie Mae Pool #MA2746 4.00% 2036[1]	2,652	2,700
Fannie Mae Pool #MA2717 4.00% 2036[1]	1,669	1,708
Fannie Mae Pool #AS7224 4.00% 2036[1]	1,586	1,619
Fannie Mae Pool #MA2819 4.00% 2036[1]	1,410	1,440
Fannie Mae Pool #MA2787 4.00% 2036[1]	680	694
Fannie Mae Pool #MA2630 4.00% 2036[1]	323	330
Fannie Mae Pool #MA3186 4.00% 2037[1]	4,065	4,122
Fannie Mae Pool #MA3099 4.00% 2037[1]	1,974	2,005
Fannie Mae Pool #AC0794 5.00% 2039[1]	120	127
Fannie Mae Pool #931768 5.00% 2039[1]	33	35
Fannie Mae Pool #AD1823 5.00% 2040[1]	434	440
Fannie Mae Pool #932606 5.00% 2040[1]	67	71
Fannie Mae Pool #MA4501 2.00% 2041[1]	36,126	32,731
Fannie Mae Pool #MA4387 2.00% 2041[1]	394	357
Fannie Mae Pool #AJ1873 4.00% 2041[1]	205	211
Fannie Mae Pool #AE1248 5.00% 2041[1]	213	226
Fannie Mae Pool #AE1277 5.00% 2041[1]	109	116
Fannie Mae Pool #AE1274 5.00% 2041[1]	61	64
Fannie Mae Pool #AE1283 5.00% 2041[1]	59	62
Fannie Mae Pool #MA4540 2.00% 2042[1]	33,038	29,934
Fannie Mae Pool #MA4570 2.00% 2042[1]	10,586	9,591
Fannie Mae Pool #MA4586 2.00% 2042[1]	2,864	2,597
Fannie Mae Pool #AP7553 3.00% 2042[1]	4,417	4,311
Fannie Mae Pool #AE1290 5.00% 2042[1]	128	136
Fannie Mae Pool #AU0626 2.275% 2043[1]	169	153
Fannie Mae Pool #AT7470 2.275% 2043[1]	110	99
Fannie Mae Pool #AU8121 2.275% 2043[1]	94	85
Fannie Mae Pool #AU8120 2.275% 2043[1]	74	67
Fannie Mae Pool #AT5898 3.00% 2043[1]	6,853	6,668
Fannie Mae Pool #AT7457 3.025% 2043[1]	183	175
Fannie Mae Pool #AL3829 3.50% 2043[1]	1,443	1,445
Fannie Mae Pool #AT7161 3.50% 2043[1]	538	537
Fannie Mae Pool #AR1512 3.50% 2043[1]	172	173
American Funds Mortgage Fund — Page 1 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AT0412 3.50% 2043[1]	USD77	$77
Fannie Mae Pool #AT3954 3.50% 2043[1]	63	62
Fannie Mae Pool #AT0300 3.50% 2043[1]	54	53
Fannie Mae Pool #MA1583 4.00% 2043[1]	2,556	2,605
Fannie Mae Pool #AX8521 3.50% 2044[1]	104	104
Fannie Mae Pool #AY1829 3.50% 2044[1]	60	60
Fannie Mae Pool #AW8240 3.50% 2044[1]	30	30
Fannie Mae Pool #BE5017 3.50% 2045[1]	726	724
Fannie Mae Pool #BE5009 3.50% 2045[1]	402	402
Fannie Mae Pool #AS8310 3.00% 2046[1]	905	876
Fannie Mae Pool #BM1179 3.00% 2047[1]	1,083	1,047
Fannie Mae Pool #BH4101 3.50% 2047[1]	33,667	33,411
Fannie Mae Pool #BE8740 3.50% 2047[1]	704	701
Fannie Mae Pool #BD2440 3.50% 2047[1]	396	394
Fannie Mae Pool #BE8742 3.50% 2047[1]	98	98
Fannie Mae Pool #BH2846 3.50% 2047[1]	45	44
Fannie Mae Pool #BH2848 3.50% 2047[1]	41	40
Fannie Mae Pool #BH2847 3.50% 2047[1]	30	30
Fannie Mae Pool #BJ5015 4.00% 2047[1]	1,318	1,341
Fannie Mae Pool #BH3122 4.00% 2047[1]	40	40
Fannie Mae Pool #MA3002 4.50% 2047[1]	840	841
Fannie Mae Pool #BJ4901 3.50% 2048[1]	517	514
Fannie Mae Pool #CA2850 4.00% 2048[1]	1,620	1,659
Fannie Mae Pool #BK6840 4.00% 2048[1]	855	870
Fannie Mae Pool #BK5232 4.00% 2048[1]	652	664
Fannie Mae Pool #BK9743 4.00% 2048[1]	244	248
Fannie Mae Pool #BM2006 4.00% 2048[1]	19	20
Fannie Mae Pool #BK9761 4.50% 2048[1]	120	126
Fannie Mae Pool #BO5176 3.00% 2049[1]	4,867	4,678
Fannie Mae Pool #CA4151 3.50% 2049[1]	7,067	7,051
Fannie Mae Pool #FM1062 3.50% 2049[1]	5,396	5,360
Fannie Mae Pool #FM1443 3.50% 2049[1]	3,959	3,923
Fannie Mae Pool #BN6708 3.50% 2049[1]	1,502	1,487
Fannie Mae Pool #BJ8411 3.50% 2049[1]	1,382	1,370
Fannie Mae Pool #BF0320 5.50% 2049[1]	2,465	2,686
Fannie Mae Pool #CA5496 3.00% 2050[1]	36,726	35,343
Fannie Mae Pool #CA5536 3.00% 2050[1]	11,970	11,500
Fannie Mae Pool #CA5539 3.00% 2050[1]	8,336	7,990
Fannie Mae Pool #CA5540 3.00% 2050[1]	5,788	5,548
Fannie Mae Pool #CA5338 3.00% 2050[1]	2,733	2,619
Fannie Mae Pool #FM2664 3.50% 2050[1]	5,852	5,774
Fannie Mae Pool #FS0433 2.50% 2051[1]	39,474	36,893
Fannie Mae Pool #FM9492 2.50% 2051[1]	13,232	12,281
Fannie Mae Pool #CB2371 2.50% 2051[1]	11,410	10,590
Fannie Mae Pool #FM9804 2.50% 2051[1]	7,149	6,641
Fannie Mae Pool #FM9694 2.50% 2051[1]	6,562	6,106
Fannie Mae Pool #FM9819 3.00% 2051[1]	84,738	81,205
Fannie Mae Pool #FM7687 3.00% 2051[1]	12,600	12,100
Fannie Mae Pool #FM9976 3.00% 2051[1]	9,781	9,437
Fannie Mae Pool #CB0041 3.00% 2051[1]	6,494	6,252
Fannie Mae Pool #CB2544 3.00% 2052[1]	19,605	18,750
Fannie Mae Pool #AS0745 3.50% 2053[1]	884	866
Fannie Mae Pool #BM6693 3.50% 2059[1]	67,929	67,212
Fannie Mae Pool #BF0379 3.50% 2059[1]	3,983	3,941
American Funds Mortgage Fund — Page 2 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0497 3.00% 2060[1]	USD1,917	$1,848
Fannie Mae Pool #BF0481 3.50% 2060[1]	2,868	2,838
Fannie Mae Pool #BF0480 3.50% 2060[1]	1,806	1,797
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[1,2]	3	3
Freddie Mac Pool #C91593 2.50% 2032[1]	35	33
Freddie Mac Pool #ZS8675 2.50% 2032[1]	9	9
Freddie Mac Pool #C91720 2.50% 2033[1]	63	59
Freddie Mac Pool #ZS8087 2.50% 2033[1]	27	26
Freddie Mac Pool #ZS8710 3.00% 2033[1]	1	1
Freddie Mac Pool #SB8041 3.00% 2035[1]	1	1
Freddie Mac Pool #C91899 4.00% 2036[1]	615	621
Freddie Mac Pool #K93558 4.00% 2036[1]	568	577
Freddie Mac Pool #C91877 4.00% 2036[1]	398	405
Freddie Mac Pool #G03699 6.00% 2038[1]	61	67
Freddie Mac Pool #RB5138 2.00% 2041[1]	30,899	27,996
Freddie Mac Pool #QK1181 2.00% 2041[1]	2,240	2,029
Freddie Mac Pool #Q05343 4.00% 2041[1]	271	272
Freddie Mac Pool #RB5148 2.00% 2042[1]	157,917	143,082
Freddie Mac Pool #RB5145 2.00% 2042[1]	9,269	8,358
Freddie Mac Pool #RB5153 2.00% 2042[1]	2,785	2,522
Freddie Mac Pool #Q18236 3.50% 2043[1]	568	567
Freddie Mac Pool #Q19133 3.50% 2043[1]	203	203
Freddie Mac Pool #Q17696 3.50% 2043[1]	185	185
Freddie Mac Pool #Q15874 4.00% 2043[1]	42	42
Freddie Mac Pool #Q28558 3.50% 2044[1]	1,673	1,671
Freddie Mac Pool #760014 2.795% 2045[1,2]	3,062	3,070
Freddie Mac Pool #760012 3.113% 2045[1,2]	637	643
Freddie Mac Pool #760013 3.172% 2045[1,2]	460	465
Freddie Mac Pool #G60238 3.50% 2045[1]	5,606	5,602
Freddie Mac Pool #G67700 3.50% 2046[1]	2,058	2,066
Freddie Mac Pool #T65389 3.50% 2046[1]	56	55
Freddie Mac Pool #Q40896 4.50% 2046[1]	589	609
Freddie Mac Pool #760015 2.583% 2047[1,2]	1,147	1,141
Freddie Mac Pool #Q45650 3.50% 2047[1]	9,032	9,077
Freddie Mac Pool #Q52069 3.50% 2047[1]	986	981
Freddie Mac Pool #Q51622 3.50% 2047[1]	727	723
Freddie Mac Pool #Q47615 3.50% 2047[1]	572	569
Freddie Mac Pool #T65448 4.00% 2047[1]	963	951
Freddie Mac Pool #Q54701 3.50% 2048[1]	658	655
Freddie Mac Pool #Q55056 3.50% 2048[1]	657	653
Freddie Mac Pool #Q54709 3.50% 2048[1]	650	646
Freddie Mac Pool #Q54700 3.50% 2048[1]	530	527
Freddie Mac Pool #Q54782 3.50% 2048[1]	436	433
Freddie Mac Pool #Q56590 3.50% 2048[1]	362	360
Freddie Mac Pool #Q56591 3.50% 2048[1]	271	270
Freddie Mac Pool #Q54781 3.50% 2048[1]	226	224
Freddie Mac Pool #Q54831 3.50% 2048[1]	198	197
Freddie Mac Pool #Q54699 3.50% 2048[1]	146	145
Freddie Mac Pool #Q56589 3.50% 2048[1]	102	101
Freddie Mac Pool #Q54698 3.50% 2048[1]	97	98
Freddie Mac Pool #Q55060 3.50% 2048[1]	94	93
Freddie Mac Pool #G67711 4.00% 2048[1]	15,852	16,145
Freddie Mac Pool #Q56599 4.00% 2048[1]	972	990
Freddie Mac Pool #Q55971 4.00% 2048[1]	669	681
American Funds Mortgage Fund — Page 3 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q56175 4.00% 2048[1]	USD596	$606
Freddie Mac Pool #Q55970 4.00% 2048[1]	338	345
Freddie Mac Pool #Q58411 4.50% 2048[1]	1,377	1,436
Freddie Mac Pool #Q58436 4.50% 2048[1]	727	763
Freddie Mac Pool #Q58378 4.50% 2048[1]	491	507
Freddie Mac Pool #Q57242 4.50% 2048[1]	146	151
Freddie Mac Pool #Q55469 5.00% 2048[1]	848	882
Freddie Mac Pool #RA1339 3.00% 2049[1]	9,102	8,726
Freddie Mac Pool #QA4673 3.00% 2049[1]	6,808	6,545
Freddie Mac Pool #SD7503 3.50% 2049[1]	34,921	35,036
Freddie Mac Pool #RA1580 3.50% 2049[1]	4,985	4,974
Freddie Mac Pool #RA1463 3.50% 2049[1]	4,915	4,904
Freddie Mac Pool #QA0284 3.50% 2049[1]	2,426	2,405
Freddie Mac Pool #QA2748 3.50% 2049[1]	691	685
Freddie Mac Pool #RA2596 2.50% 2050[1]	1,099	1,023
Freddie Mac Pool #RA2319 3.00% 2050[1]	4,684	4,489
Freddie Mac Pool #SD0187 3.00% 2050[1]	3,523	3,388
Freddie Mac Pool #RA1996 3.50% 2050[1]	13,084	12,917
Freddie Mac Pool #SD7545 2.50% 2051[1]	14,897	13,854
Freddie Mac Pool #RA5971 3.00% 2051[1]	15,733	15,085
Freddie Mac Pool #8D0226 2.521% 2052[1,2]	15,746	14,923
Freddie Mac Pool #SD7553 3.00% 2052[1]	163,766	157,192
Freddie Mac Pool #SD7550 3.00% 2052[1]	39,337	38,020
Freddie Mac Pool #SD0873 3.50% 2052[1]	38,538	38,285
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	166	166
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]	2,400	2,416
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[1]	2,500	2,503
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 2029[1]	11,883	11,069
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[1]	25,000	22,726
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 2032[1]	7,610	6,970
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	11,945	11,475
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	6,275	6,157
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	5,398	5,318
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]	5,312	5,210
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[1,2]	11,221	11,023
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	2,122	2,069
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	12,848	12,290
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	—[3]	—[3]
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	4,202	4,212
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[1]	1,669	1,644
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	—[3]	—[3]
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	2,559	2,558
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]	1,533	1,510
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	1,282	1,263
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	800	789
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]	714	715
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	49,867	49,937
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	9,925	9,995
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	38,157	37,239
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[1]	65,267	65,404
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[1]	45,403	45,413
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 2032[1]	50,000	45,706
Government National Mortgage Assn. 2.00% 2052[1,4]	16,000	14,530
Government National Mortgage Assn. 2.00% 2052[1,4]	3,350	3,046
American Funds Mortgage Fund — Page 4 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 2.50% 2052[1,4]	USD7,440	$6,978
Government National Mortgage Assn. 3.00% 2052[1,4]	181,675	175,274
Government National Mortgage Assn. 3.50% 2052[1,4]	31,007	30,726
Government National Mortgage Assn. 4.00% 2052[1,4]	102,164	103,137
Government National Mortgage Assn. 4.00% 2052[1,4]	33,800	34,005
Government National Mortgage Assn. 4.50% 2052[1,4]	82,340	83,871
Government National Mortgage Assn. 4.50% 2052[1,4]	54,081	55,290
Government National Mortgage Assn. 4.50% 2052[1,4]	46,150	46,860
Government National Mortgage Assn. 5.00% 2052[1,4]	133,850	137,562
Government National Mortgage Assn. 5.00% 2052[1,4]	2,117	2,186
Government National Mortgage Assn. Pool #778208 4.00% 2032[1]	512	527
Government National Mortgage Assn. Pool #778205 4.00% 2032[1]	343	353
Government National Mortgage Assn. Pool #796771 6.50% 2032[1]	405	434
Government National Mortgage Assn. Pool #AH5896 3.75% 2034[1]	718	735
Government National Mortgage Assn. Pool #AD0867 4.25% 2034[1]	633	670
Government National Mortgage Assn. Pool #417292 3.25% 2035[1]	2,068	2,053
Government National Mortgage Assn. Pool #AH5908 3.25% 2035[1]	1,376	1,366
Government National Mortgage Assn. Pool #AH5904 3.25% 2035[1]	1,111	1,103
Government National Mortgage Assn. Pool #AH5907 3.25% 2035[1]	952	936
Government National Mortgage Assn. Pool #AC2887 5.00% 2035[1]	182	189
Government National Mortgage Assn. Pool #AA7288 3.75% 2037[1]	319	323
Government National Mortgage Assn. Pool #773549 6.50% 2038[1]	138	142
Government National Mortgage Assn. Pool #AA4803 6.50% 2038[1]	50	55
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	1,140	1,234
Government National Mortgage Assn. Pool #AH5905 3.25% 2040[1]	894	885
Government National Mortgage Assn. Pool #AH5912 3.25% 2040[1]	675	667
Government National Mortgage Assn. Pool #AH5909 3.25% 2040[1]	468	462
Government National Mortgage Assn. Pool #783689 5.50% 2040[1]	1,301	1,427
Government National Mortgage Assn. Pool #MA0273 4.00% 2041[1]	716	703
Government National Mortgage Assn. Pool #783687 4.50% 2041[1]	642	668
Government National Mortgage Assn. Pool #AC2904 4.50% 2041[1]	494	510
Government National Mortgage Assn. Pool #MA0310 4.50% 2041[1]	449	460
Government National Mortgage Assn. Pool #MA0274 4.50% 2041[1]	207	212
Government National Mortgage Assn. Pool #AB3621 4.50% 2041[1]	206	211
Government National Mortgage Assn. Pool #AE5743 5.00% 2041[1]	1,461	1,520
Government National Mortgage Assn. Pool #783688 5.00% 2041[1]	878	939
Government National Mortgage Assn. Pool #005158 5.00% 2041[1]	528	551
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	45	47
Government National Mortgage Assn. Pool #793043 2.75% 2042[1]	310	294
Government National Mortgage Assn. Pool #AB1330 2.75% 2042[1]	237	225
Government National Mortgage Assn. Pool #AB1591 2.75% 2042[1]	216	204
Government National Mortgage Assn. Pool #799829 2.75% 2042[1]	199	189
Government National Mortgage Assn. Pool #AA0526 2.75% 2042[1]	108	102
Government National Mortgage Assn. Pool #799343 3.50% 2042[1]	403	406
Government National Mortgage Assn. Pool #792276 3.50% 2042[1]	261	262
Government National Mortgage Assn. Pool #770242 4.00% 2042[1]	479	490
Government National Mortgage Assn. Pool #770241 4.00% 2042[1]	386	394
Government National Mortgage Assn. Pool #AC2872 4.00% 2042[1]	197	199
Government National Mortgage Assn. Pool #AB2159 4.50% 2042[1]	544	567
Government National Mortgage Assn. Pool #AA7306 3.50% 2043[1]	821	818
Government National Mortgage Assn. Pool #AG5105 3.50% 2043[1]	505	507
Government National Mortgage Assn. Pool #AG5106 4.00% 2043[1]	386	388
Government National Mortgage Assn. Pool #AH5880 3.75% 2044[1]	1,100	1,118
Government National Mortgage Assn. Pool #AH5881 4.25% 2044[1]	546	559
American Funds Mortgage Fund — Page 5 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA3727 4.00% 2046[1]	USD1,124	$1,127
Government National Mortgage Assn. Pool #MA4511 4.00% 2047[1]	4,183	4,275
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[1]	352	362
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	16	16
Government National Mortgage Assn. Pool #773441 5.20% 2062[1]	1	1
Government National Mortgage Assn. Pool #AG8235 5.20% 2064[1]	1	1
Government National Mortgage Assn. Pool #AI2366 4.469% 2065[1]	17	17
Government National Mortgage Assn. Pool #AQ8290 4.883% 2066[1]	6	6
Government National Mortgage Assn. Pool #AQ8292 5.138% 2066[1]	3	3
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.758% 2061[1,2]	—[3]	—[3]
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.519% 2066[1,2]	42,361	471
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.749% 2022[1,2,5,6,7]	403	403
Uniform Mortgage-Backed Security 2.00% 2037[1,4]	6,350	6,000
Uniform Mortgage-Backed Security 2.50% 2037[1,4]	38,436	37,213
Uniform Mortgage-Backed Security 2.00% 2052[1,4]	126,089	111,731
Uniform Mortgage-Backed Security 2.00% 2052[1,4]	52,893	46,922
Uniform Mortgage-Backed Security 2.00% 2052[1,4]	200	177
Uniform Mortgage-Backed Security 2.50% 2052[1,4]	154,858	142,518
Uniform Mortgage-Backed Security 2.50% 2052[1,4]	45,380	41,687
Uniform Mortgage-Backed Security 2.50% 2052[1,4]	6,340	5,818
Uniform Mortgage-Backed Security 3.00% 2052[1,4]	59,165	56,256
Uniform Mortgage-Backed Security 3.00% 2052[1,4]	50,058	47,674
Uniform Mortgage-Backed Security 3.50% 2052[1,4]	888,928	869,243
Uniform Mortgage-Backed Security 3.50% 2052[1,4]	413,300	405,034
Uniform Mortgage-Backed Security 4.00% 2052[1,4]	1,304,972	1,301,424
Uniform Mortgage-Backed Security 4.00% 2052[1,4]	80,480	80,096
Uniform Mortgage-Backed Security 4.00% 2052[1,4]	675	675
Uniform Mortgage-Backed Security 4.50% 2052[1,4]	520,920	528,632
Uniform Mortgage-Backed Security 4.50% 2052[1,4]	25,438	25,755
Uniform Mortgage-Backed Security 4.50% 2052[1,4]	282	287
Uniform Mortgage-Backed Security 5.00% 2052[1,4]	42,860	43,984
Uniform Mortgage-Backed Security 5.00% 2052[1,4]	37,140	38,219
		6,018,856
Collateralized mortgage-backed obligations (privately originated) 2.88%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,2,7]	4,028	3,777
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[1,2,7]	95	92
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[1,7]	3,245	3,073
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,2,7]	9,737	9,651
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,2,7]	10,193	10,038
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,2,7]	34,402	33,988
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% 2035[1,7]	5,000	5,011
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[1,2,7]	20,000	19,689
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[1,2,7]	4,053	3,720
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[1,2,7]	2,054	2,029
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,2,7]	13,301	12,674
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[1,2,7]	7,595	7,510
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,2,7]	1,771	1,559
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[1,2,7]	10,346	9,768
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 2052[1,2,7]	20,000	17,607
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,2,7]	4,613	4,379
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 1.806% 2053[1,2,7]	2,480	2,467
American Funds Mortgage Fund — Page 6 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 1.856% 2055[1,2,7]	USD16,000	$15,734
Mill City Mortgage Trust, Series 15-1, Class M2, 3.631% 2056[1,2,7]	5,814	5,815
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[1,2,7]	350	347
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[1,2,7]	21,731	21,743
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 1.756% 2055[1,2,7]	4,769	4,725
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[1,2,7]	13,029	11,434
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,2,7]	12,461	12,048
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 2054[1,2,7]	7,000	7,006
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[1,2,7]	23	23
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 2055[1,2,7]	5,800	5,690
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 2055[1,2,7]	6,900	6,899
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 2055[1,2,7]	3,724	3,730
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,2,7]	564	562
Towd Point Mortgage Trust, Series 2017-5, Class A1, 1.606% 2057[1,2,7]	482	478
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,2,7]	2,024	1,991
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,2,7]	1,458	1,452
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,2,7]	1,335	1,315
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,2,7]	718	711
Towd Point Mortgage Trust, Series 2015-2, Class 1M1, 3.25% 2060[1,2,7]	2,218	2,216
		250,951
Commercial mortgage-backed securities 1.74%
Bank of America Merrill Lynch Large Loan, Inc., Series 2012-PARK, Class A, 2.959% 2030[1,7]	10,663	10,664
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.769%) 2.27% 2039[1,2,7]	6,857	6,857
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 2.68% 2037[1,2,7]	7,487	7,309
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[1,2,7]	7,875	7,875
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 1.575% 2036[1,2,7]	26,900	25,661
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 1.622% 2036[1,2,7]	7,000	6,680
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.774% 2036[1,2,7]	19,921	18,941
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.545% 2038[1,2,7]	17,394	16,714
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.955% 2038[1,2,7]	9,779	9,574
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.925% 2038[1,2,7]	12,365	11,975
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 1.676% 2026[1,2,7]	6,615	6,419
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.775% 2038[1,2,7]	983	960
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 1.606% 2038[1,2,7]	23,078	22,436
		152,065
Total mortgage-backed obligations		6,421,872
U.S. Treasury bonds & notes 18.69% U.S. Treasury inflation-protected securities 10.80%
U.S. Treasury Inflation-Protected Security 0.125% 2023[8]	65,344	66,977
U.S. Treasury Inflation-Protected Security 0.375% 2023[8]	49,396	51,048
U.S. Treasury Inflation-Protected Security 0.625% 2023[8]	31,836	32,770
U.S. Treasury Inflation-Protected Security 0.125% 2024[8]	104,434	107,938
U.S. Treasury Inflation-Protected Security 0.125% 2024[8]	8,592	8,846
U.S. Treasury Inflation-Protected Security 0.50% 2024[8]	34,953	36,221
U.S. Treasury Inflation-Protected Security 0.625% 2024[8]	437,688	453,739
U.S. Treasury Inflation-Protected Security 0.125% 2031[8]	110,397	109,925
American Funds Mortgage Fund — Page 7 of 14

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.125% 2041[8]	USD630	$788
U.S. Treasury Inflation-Protected Security 0.75% 2042[8,9]	38,555	38,249
U.S. Treasury Inflation-Protected Security 1.00% 2049[8,9]	34,719	36,521
		943,022
U.S. Treasury 7.89%
U.S. Treasury 0.375% 2023	46,020	44,792
U.S. Treasury 0.875% 2024	49,243	48,004
U.S. Treasury 0.50% 2026	974	894
U.S. Treasury 0.75% 2026	50,000	46,286
U.S. Treasury 0.75% 2026	400	369
U.S. Treasury 0.875% 2026	21,000	19,338
U.S. Treasury 1.25% 2026	40,000	37,357
U.S. Treasury 0.625% 2027	31,500	27,867
U.S. Treasury 1.50% 2027	30,000	28,259
U.S. Treasury 0.75% 2028	5,103	4,538
U.S. Treasury 1.25% 2028[9]	165,000	150,571
U.S. Treasury 1.25% 2028	19,000	17,269
U.S. Treasury 1.25% 2028	3,800	3,459
U.S. Treasury 1.375% 2028	3,000	2,732
U.S. Treasury 1.50% 2028	4,000	3,672
U.S. Treasury 1.75% 2029	22,000	20,497
U.S. Treasury 1.125% 2031	7,100	6,169
U.S. Treasury 1.25% 2031	6,000	5,227
U.S. Treasury 1.625% 2031	6,000	5,424
U.S. Treasury 1.875% 2032	13,000	11,924
U.S. Treasury 1.375% 2040	3,168	2,332
U.S. Treasury 1.875% 2041[9]	43,408	34,845
U.S. Treasury 3.125% 2048	7,000	6,901
U.S. Treasury 3.375% 2048	406	421
U.S. Treasury 1.375% 2050[9]	89,100	59,611
U.S. Treasury 1.625% 2050[9]	100,000	71,568
U.S. Treasury 1.875% 2051	13,624	10,394
U.S. Treasury 1.875% 2051	5,237	3,998
U.S. Treasury 2.00% 2051	16,085	12,654
U.S. Treasury 2.375% 2051	2,125	1,829
		689,201
Total U.S. Treasury bonds & notes		1,632,223
Asset-backed obligations 2.10%
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 2.438% 2031[1,2,7]	11,000	11,000
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.994% 2030[1,2,7]	1,523	1,500
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[1,2,7]	3,740	3,690
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,7]	1,384	1,308
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,7]	1,196	1,142
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[1]	5,855	5,753
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 2.195% 2030[1,2,7]	4,738	4,677
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[1,7]	14,351	13,182
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[1,7]	2,314	2,035
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[1,7]	19,372	17,485
American Funds Mortgage Fund — Page 8 of 14

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)		Principal amount (000)	Value (000)
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[1,2,7]		USD3	$3
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[1,7]		5,280	5,258
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[1,7]		6,825	6,547
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2027[1,7]		7,173	7,128
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[1,2,7]		2,926	2,908
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,7]		3,302	3,058
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,7]		5,468	5,118
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[1,7]		8,891	8,268
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,7]		11,062	10,300
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,7]		30,525	28,072
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 1.667% 2062[1,2,7]		16,166	15,818
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,7]		30,250	27,027
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,7]		2,250	2,028
			183,305
Total bonds, notes & other debt instruments (cost: $8,402,748,000)			8,237,400
Short-term securities 54.25% Federal agency bills & notes 23.02%	Weighted average yield at acquisition
Fannie Mae 6/1/2022	0.410%	50,000	50,000
Fannie Mae 6/22/2022	0.625	25,000	24,989
Federal Farm Credit Banks 6/3/2022	0.070	10,000	10,000
Federal Farm Credit Banks 6/8/2022	0.700	50,000	49,993
Federal Farm Credit Banks 6/16/2022	0.070	15,000	14,995
Federal Home Loan Bank 6/1/2022	0.403	100,000	100,000
Federal Home Loan Bank 6/3/2022	0.487	150,000	149,994
Federal Home Loan Bank 6/15/2022	0.470	135,000	134,962
Federal Home Loan Bank 6/17/2022	0.557	202,000	201,935
Federal Home Loan Bank 6/22/2022	0.638	75,000	74,967
Federal Home Loan Bank 6/24/2022	0.791	85,000	84,959
Federal Home Loan Bank 6/29/2022	0.618	30,000	29,982
Federal Home Loan Bank 7/7/2022	0.830	120,000	119,909
Federal Home Loan Bank 7/8/2022	0.833	100,000	99,922
Federal Home Loan Bank 7/11/2022	0.770	150,000	149,869
Federal Home Loan Bank 7/13/2022	0.860	100,000	99,908
Federal Home Loan Bank 7/15/2022	0.930	40,000	39,962
Federal Home Loan Bank 7/22/2022	0.943	300,000	299,644
Federal Home Loan Bank 8/10/2022	0.996	40,000	39,926
Federal Home Loan Bank 8/12/2022	1.035	40,000	39,924
Federal Home Loan Bank 8/15/2022	1.000	65,000	64,866
Federal Home Loan Bank 8/17/2022	1.090	50,000	49,894
Federal Home Loan Bank 8/30/2022	1.190	29,600	29,521
Federal Home Loan Bank 12/6/2022	1.528	50,000	49,593
			2,009,714
Commercial paper 17.15%
Amazon.com, Inc. 6/8/2022[7]	0.500	75,000	74,986
Amazon.com, Inc. 6/15/2022[7]	0.600	28,200	28,190
Amazon.com, Inc. 6/16/2022[7]	0.600	25,000	24,991
Amazon.com, Inc. 7/12/2022[7]	0.800	35,000	34,967
Apple, Inc. 6/15/2022[7]	0.650	92,200	92,169
Apple, Inc. 6/27/2022[7]	0.850	50,000	49,969
Apple, Inc. 8/2/2022[7]	1.030	25,000	24,960
American Funds Mortgage Fund — Page 9 of 14

unaudited
Short-term securities (continued) Commercial paper (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
BofA Securities, Inc. 6/17/2022[7]	0.819%	USD28,800	$28,788
Chariot Funding, LLC 6/24/2022[7]	0.900	30,000	29,981
CHARTA, LLC 9/2/2022[7]	1.535	40,000	39,844
CHARTA, LLC 9/6/2022[7]	1.560	21,200	21,112
Coca-Cola Co. 8/9/2022[7]	1.000	90,800	90,614
CRC Funding, LLC 6/15/2022[7]	0.850	10,500	10,496
CRC Funding, LLC 9/6/2022[7]	1.550	15,000	14,936
Crédit Agricole Corporate and Investment Bank, New York Branch 6/1/2022	0.780	15,650	15,650
Eli Lilly and Co. 6/21/2022[7]	0.830	74,500	74,464
Eli Lilly and Co. 6/22/2022[7]	0.850	45,000	44,977
Eli Lilly and Co. 7/1/2022[7]	0.900	88,000	87,934
Johnson & Johnson 10/17/2022[7]	1.480	5,000	4,974
JPMorgan Securities LLC 6/15/2022	0.850	50,000	49,981
JPMorgan Securities LLC 7/18/2022	1.080	50,000	49,924
JPMorgan Securities LLC 8/2/2022	1.400	20,000	19,956
JPMorgan Securities LLC 8/29/2022	1.550	13,500	13,450
Linde, Inc. 6/13/2022	0.800	5,000	4,999
Linde, Inc. 6/21/2022	0.843	156,500	156,425
Paccar Financial Corp. 6/1/2022	0.750	22,600	22,600
Paccar Financial Corp. 6/22/2022	0.900	24,000	23,987
Paccar Financial Corp. 6/29/2022	0.950	40,000	39,969
Paccar Financial Corp. 7/1/2022	0.950	33,800	33,772
PepsiCo, Inc. 6/2/2022[7]	0.470	18,000	17,999
PepsiCo, Inc. 7/25/2022[7]	0.800	25,000	24,963
Prudential Funding, LLC 6/3/2022	0.780	25,000	24,998
Wal-Mart Stores, Inc. 6/6/2022[7]	0.649	200,000	199,973
Wal-Mart Stores, Inc. 6/13/2022[7]	0.830	20,000	19,994
			1,496,992
U.S. Treasury bills 14.08%
U.S. Treasury 6/2/2022	0.341	150,000	149,998
U.S. Treasury 6/16/2022	0.052	50,000	49,988
U.S. Treasury 6/21/2022	0.446	75,000	74,975
U.S. Treasury 6/23/2022	0.505	100,000	99,965
U.S. Treasury 6/30/2022	0.546	225,000	224,876
U.S. Treasury 7/7/2022	0.704	50,000	49,963
U.S. Treasury 7/14/2022	0.056	100,000	99,898
U.S. Treasury 7/28/2022	0.821	44,000	43,941
U.S. Treasury 9/15/2022	0.830	50,000	49,828
U.S. Treasury 9/20/2022	1.213	87,800	87,469
U.S. Treasury 9/22/2022	0.892	100,000	99,628
U.S. Treasury 11/25/2022	1.479	200,000	198,496
			1,229,025
Total short-term securities (cost: $4,736,035,000)			4,735,731
Total investment securities 148.60% (cost: $13,138,783,000)			12,973,131
Other assets less liabilities (48.60)%			(4,242,952)
Net assets 100.00%			$8,730,179
American Funds Mortgage Fund — Page 10 of 14

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 5/31/2022 (000)
3 Month SOFR Futures	Long	4,491	June 2023	USD1,089,404	$(1,506)
2 Year U.S. Treasury Note Futures	Short	164	September 2022	(34,621)	16
5 Year U.S. Treasury Note Futures	Long	3,895	September 2022	439,953	(1,095)
10 Year Ultra U.S. Treasury Note Futures	Long	5,431	September 2022	697,799	(3,826)
10 Year U.S. Treasury Note Futures	Long	338	September 2022	40,375	(270)
20 Year U.S. Treasury Bond Futures	Long	558	September 2022	77,806	(585)
30 Year Ultra U.S. Treasury Bond Futures	Long	229	September 2022	35,667	(504)
					$(7,770)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive			Pay			Expiration date	Notional amount (000)	Value at 5/31/2022 (000)	Upfront premium (received) paid (000)	Unrealized appreciation at 5/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	USD161,600	$59,073		$(96)	$59,169
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	65,300	26,406		—	26,406
						$85,479		$(96)	$85,575
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Amount less than one thousand.
[4]	Purchased on a TBA basis.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $403,000, which represented less than .01% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,622,252,000, which represented 18.58% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $44,646,000, which represented .51% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Mortgage Fund — Page 11 of 14

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,143,588,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $897,400,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
American Funds Mortgage Fund — Page 12 of 14

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$6,421,469	$403	$6,421,872
U.S. Treasury bonds & notes	—	1,632,223	—	1,632,223
Asset-backed obligations	—	183,305	—	183,305
Short-term securities	—	4,735,731	—	4,735,731
Total	$—	$12,972,728	$403	$12,973,131

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$16	$—	$—	$16
Unrealized appreciation on centrally cleared interest rate swaps	—	85,575	—	85,575
Liabilities:
Unrealized depreciation on futures contracts	(7,786)	—	—	(7,786)
Total	$(7,770)	$85,575	$—	$77,805
*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Key to abbreviations
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Mortgage Fund — Page 13 of 14

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-042-0722O-S89822	American Funds Mortgage Fund — Page 14 of 14